Summary of Long-lived Asset by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 245,694	$ 205,547
China
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	227,513	188,863
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 18,181	$ 16,684